Stock Option Plan - Summary of Effects of Stock Based Compensation Expenses (Details) (fuboTV Inc.) (10-K) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Stock-based compensation	$ 9,061		$ 1,118
fuboTV Inc. [Member]
Stock-based compensation	368	376	1,511	952
fuboTV Inc. [Member] | Subscriber Related Expenses [Member]
Stock-based compensation	1	3	9	6
fuboTV Inc. [Member] | Sales and Marketing [Member]
Stock-based compensation	94	84	352	137
fuboTV Inc. [Member] | Technology and Development [Member]
Stock-based compensation	152	142	594	355
fuboTV Inc. [Member] | General and Administrative [Member]
Stock-based compensation	$ 121	$ 147	$ 556	$ 454